Supplemental Cash Flow Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental cash flow disclosures
Interest paid	$ 42,904,000	$ 44,048,000	$ 55,580,000
Income taxes paid (refunded)	157,778,000	(58,609,000)	(54,469,000)
Dividend payable date	Jun. 25, 2013
Dividend date of record	Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid	$ 5.75
Series A Common and Common Shares, dividends paid	482,270,000
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	5,784,000	(2,205,000)	1,935,000
Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction date	Sep. 27, 2012
FCC auction amount received	13,400,000
FCC auction number of states won	10
Other assets and deferred charges | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount received	10,300,000
Property, plant and equipment, net | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount received	3,100,000
Maximum | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount	300,000,000
FCC auction amount awarded	40,100,000
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld	606,582	92,846	120,250
Aggregate value of shares withheld	25,179,000	3,604,000	5,952,000
Cash receipts upon exercise of stock options	10,468,000	900,000	5,447,000
Cash disbursements for payments of taxes	(4,684,000)	(3,105,000)	(3,512,000)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ 5,784,000	$ (2,205,000)	$ 1,935,000